SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2024
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements [Extensible Enumeration]	Lease term or useful life, whatever is shorter
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	10 years